FORM 13F
FORM 13F COVER PAGE

Report for Quarter Ended:  March 31, 2003

T & M Asset Management LLC.
3636 Euclid Avenue, Suite 3000
Cleveland, OH  44115

13F File Number:  028-10436

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Senior Managing Director
Phone:  216-431-3833
Signature, Place and Date of Signing:

	Kenneth J. Coleman Cleveland, OH  May 6, 2003

Report Type:  13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total(x$1000):  $76,665

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      849     6530 SH       SOLE                     6530
AOL Time Warner                COM              00184a105      660    60751 SH       SOLE                    60751
Abbott Laboratories            COM              002824100      990    26319 SH       SOLE                    26319
Alliance Cap Mgmt Hldg         COM              01855a101     3568   123896 SH       SOLE                   123896
Altria Group, Inc.             COM              02209s103      300    10012 SH       SOLE                    10012
American International Group   COM              026874107     2924    59129 SH       SOLE                    59129
Amgen Inc                      COM              031162100     1646    28599 SH       SOLE                    28599
Automatic Data Process         COM              053015103      605    19653 SH       SOLE                    19653
BP Amoco PLC                   COM              055622104      606    15696 SH       SOLE                    15696
Berkshire Hathaway Inc. CL B   COM              084670207      648      303 SH       SOLE                      303
Bristol Myers Squibb Company   COM              110122108      429    20324 SH       SOLE                    20324
Cardinal Health Inc.           COM              14149y108      344     6030 SH       SOLE                     6030
Cisco Sys Inc Com              COM              17275r102     2114   162830 SH       SOLE                   162830
Citigroup Inc.                 COM              172967101     1795    52109 SH       SOLE                    52109
Coca Cola Company              COM              191216100      743    18347 SH       SOLE                    18347
Dell Computer                  COM              247025109      961    35178 SH       SOLE                    35178
Emerson Electric               COM              291011104      770    16984 SH       SOLE                    16984
ExxonMobil Corporation         COM              30231g102     1040    29746 SH       SOLE                    29746
Federal National Mortgage Asso COM              313586109     3978    60872 SH       SOLE                    60872
General Electric Company       COM              369604103     3637   142626 SH       SOLE                   142626
General Mills Inc.             COM              370334104      314     6900 SH       SOLE                     6900
Goldman Sachs Group            COM              38141g104      360     5289 SH       SOLE                     5289
Harley Davidson Inc            COM              412822108     1253    31550 SH       SOLE                    31550
Hewlett-Packard Company        COM              428236103      244    15714 SH       SOLE                    15714
Home Depot                     COM              437076102     3075   126238 SH       SOLE                   126238
Intel Corporation              COM              458140100     2585   158756 SH       SOLE                   158756
International Business         COM              459200101      416     5300 SH       SOLE                     5300
Invacare Corp                  COM              461203101      402    12775 SH       SOLE                    12775
Johnson And Johnson            COM              478160104      997    17223 SH       SOLE                    17223
Kohl's Corp                    COM              500255104      631    11145 SH       SOLE                    11145
Liberty Media Corp             COM              530718105     1125   115573 SH       SOLE                   115573
MBNA Corp.                     COM              55262l100     4581   304359 SH       SOLE                   304359
Medtronics Inc.                COM              585055106     2574    57038 SH       SOLE                    57038
Merck And Company Inc.         COM              589331107     1272    23221 SH       SOLE                    23221
Merrill Lynch & Co. Inc.       COM              590188108     1017    28736 SH       SOLE                    28736
Microsoft Corp. Com            COM              594918104     4041   166918 SH       SOLE                   166918
Morgan Stanley                 COM              617446448      754    19649 SH       SOLE                    19649
National City Corporation      COM              635405103      432    15516 SH       SOLE                    15516
Nestle S A                     COM              641069406      867    17845 SH       SOLE                    17845
Nokia                          COM              654902204     2156   153898 SH       SOLE                   153898
Oppenheimer Multi-Sector Inc.  COM              683933105      158    20080 SH       SOLE                    20080
Pepsico Incorporated           COM              713448108     2433    60814 SH       SOLE                    60814
Pfizer Inc                     COM              717081103     4212   135159 SH       SOLE                   135159
Plum Creek Timber Co           COM              729251108      318    14750 SH       SOLE                    14750
Procter & Gamble Company       COM              742718109     1671    18760 SH       SOLE                    18760
Progressive Corporation        COM              743315103     1012    17055 SH       SOLE                    17055
Sara Lee Corporation           COM              803111103      461    24658 SH       SOLE                    24658
Schering Plough Corp.          COM              806605101      286    16031 SH       SOLE                    16031
Schlumberger Ltd               COM              806857108      802    21107 SH       SOLE                    21107
State Street Corp.             COM              857477103      554    17500 SH       SOLE                    17500
Tyco Intl Ltd                  COM              902124106      147    11439 SH       SOLE                    11439
Verizon Communications         COM              92343v104      432    12223 SH       SOLE                    12223
Viacom Inc Cl B                COM              925524308      248     6788 SH       SOLE                     6788
Vodafone Group PLC             COM              92857w100     1465    80420 SH       SOLE                    80420
Wachovia Corporation           COM              929903102      675    19800 SH       SOLE                    19800
Wal-Mart Stores                COM              931142103     2128    40904 SH       SOLE                    40904
Walgreen                       COM              931422109      398    13500 SH       SOLE                    13500
Walt Disney Company            COM              254687106      780    45837 SH       SOLE                    45837
Wells Fargo & Co.              COM              949746101      787    17489 SH       SOLE                    17489